OTHER PAYABLES - Related Parties (Details) - Related Parties	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
OTHER PAYABLES
Expenses paid by the major shareholders			¥ 2,382,218
Due to family members of the owners of BHD and FGS	¥ 649,559	$ 95,733	545,159
Total	¥ 649,559	$ 95,733	¥ 2,927,377